Share-based Compensation - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Aircraft	Dec. 31, 2021 BRL (R$) Aircraft	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2020 BRL (R$) Aircraft
Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			March 10, 2016	March 10, 2016
Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			June 09, 2016	June 09, 2016
Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			August 25, 2016	August 25, 2016
Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 24, 2017	August 24, 2017	August 24, 2017	August 24, 2017
Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2018	April 12, 2018	April 12, 2018	April 12, 2018
Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2019	March 12, 2019	March 12, 2019	March 12, 2019
Grants on March 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 24, 2020	March 24, 2020	March 24, 2020	March 24, 2020
Grants on November 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 13, 2020	November 13, 2020	November 13, 2020	November 13, 2020
Grants on March 18, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 18, 2021	March 18, 2021
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 180.1		$ 188.8
Amount of virtual stock	14,826,623	14,826,623	13,867,873	13,867,873
Restricted virtual shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $			$ 31.1
Amount of virtual stock			1,095,720	1,095,720
Restricted virtual shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $			$ 1.1
Amount of virtual stock			55,994	55,994
Restricted virtual shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $			$ 1.1
Amount of virtual stock			70,978	70,978
Restricted virtual shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 30.5		$ 30.5
Amount of virtual stock	1,930,350	1,930,350	1,930,350	1,930,350
Restricted virtual shares [member] | Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 35.2		$ 35.2
Amount of virtual stock	1,622,986	1,622,986	1,622,986	1,622,986
Restricted virtual shares [member] | Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 22.4		$ 22.4
Amount of virtual stock	1,160,552	1,160,552	1,160,552	1,160,552
Restricted virtual shares [member] | Grants on March 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 23.8		$ 23.8
Amount of virtual stock	1,401,293	1,401,293	1,401,293	1,401,293
Restricted virtual shares [member] | Grants on November 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 43.6		$ 43.6
Amount of virtual stock	6,530,000	6,530,000	6,530,000	6,530,000
Restricted virtual shares [member] | Grants on March 18, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 24.6
Amount of virtual stock	2,181,442	2,181,442
Virtual performance shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	5,132,048	5,132,048	2,898,302	2,898,302
Fair value of shares	$ 21.5	R$ 111.7	$ 5.0	R$ 26.1
Virtual performance shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock			115,308	115,308
Fair value of shares			$ 0.2	R$ 1.0
Virtual performance shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock			7,722	7,722
Fair value of shares			$ 0.0	R$ 0.1
Virtual performance shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock			10,659	10,659
Fair value of shares			$ 0.0	R$ 0.1
Virtual performance shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	230,750	230,750	446,656	446,656
Fair value of shares	$ 1.0	R$ 5.0	$ 0.8	R$ 4.0
Virtual performance shares [member] | Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	314,552	314,552	996,805	996,805
Fair value of shares	$ 1.3	R$ 6.8	$ 1.7	R$ 9.0
Virtual performance shares [member] | Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	885,237	885,237	613,695	613,695
Fair value of shares	$ 3.7	R$ 19.3	$ 1.1	R$ 5.5
Virtual performance shares [member] | Grants on March 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	710,127	710,127	344,679	344,679
Fair value of shares	$ 3.0	R$ 15.5	$ 0.6	R$ 3.1
Virtual performance shares [member] | Grants on November 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	2,399,444	2,399,444	362,778	362,778
Fair value of shares	$ 10.0	R$ 52.2	$ 0.6	R$ 3.3
Virtual performance shares [member] | Grants on March 18, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	591,938	591,938
Fair value of shares	$ 2.5	R$ 12.9